ORGANIZATION	3 Months Ended
Jun. 30, 2021
ORGANIZATION
ORGANIZATION

1.   ORGANIZATION

Just Energy Group Inc. (“Just Energy” or the “Company”) is a corporation established under the laws of Canada to hold securities of its directly or indirectly owned operating subsidiaries and affiliates. The registered office of Just Energy is First Canadian Place, 100 King Street West, Toronto, Ontario, Canada. The Interim Condensed Consolidated Financial Statements consist of Just Energy and its subsidiaries and affiliates. The Interim Condensed Consolidated Financial Statements were approved by the Board of Directors on August 13, 2021.

In February 2021, the State of Texas experienced extremely cold weather (the “Weather Event”). The Weather Event led to increased electricity demand and sustained high prices from February 13, 2021 through February 20, 2021. As a result of the losses sustained and without sufficient liquidity to pay the corresponding invoices from the Electric Reliability Council of Texas, Inc. (“ERCOT”) when due, and accordingly, on March 9, 2021, Just Energy applied for and received creditor protection under the Companies’ Creditors Arrangement Act (Canada) (“CCAA”) from the Ontario Superior Court of Justice (Commercial List) (the “Ontario Court”) and under Chapter 15 (“Chapter 15”) of the Bankruptcy Code in the United States from the Bankruptcy Court of the Southern District of Texas, Houston Division (the “Court Orders”). Protection under the Court Orders allows Just Energy to operate while it restructures its capital structure.

As part of the CCAA filing, the Company entered into a USD$125 million Debtor-In-Possession (“DIP Facility”) financing with certain affiliates of Pacific Investment Management Company (“PIMCO). The Company entered into Qualifying Support Agreements with its largest commodity supplier and ISO services provider. The Company entered a Lender Support Agreement with the lenders under its Credit Facility (refer to Note 8(c)). The filings and associated USD$125 million DIP Facility arranged by the Company, enabled Just Energy to continue all operations without interruption throughout the U.S. and Canada and to continue making payments required by ERCOT and satisfy other regulatory obligations.

On May 26, 2021, the stay period was extended by the Ontario Court to September 30, 2021.

As at June 30, 2021, in connection with the CCAA proceedings, the Company identified the following obligations that are subject to compromise:

Amounts in 000's

Trade and other payables	$516,910
Other non-current liabilities	11,730
Current portion of long-term debt	468,586
Total liabilities subject to compromise	$997,226

The common shares of the Company are listed on the TSX Venture Exchange, under the symbol “JE” and on the OTC Pink Market under the symbol “JENGQ”.

On June 16, 2021 Texas House Bill 4492 (“HB 4492”), which provides a mechanism for recovery of certain costs incurred by various parties, including the Company, during the Weather Event through certain securitization structures, became law in Texas. HB 4492 addresses securitization of (i) ancillary service charges above USD $9,000/MWh during the Weather Event; (ii) reliability deployment price adders charged by the ERCOT during the Weather Event; and (iii) amounts owed to ERCOT due to defaults of competitive market participants, which were subsequently “short-paid” to market participants, including Just Energy, (collectively, the “Costs”).

HB 4492 provides that ERCOT request that the Public Utility Commission of Texas (the “Commission”) establish financing mechanisms for the payment of the Costs incurred by load-serving entities, including Just Energy. On July 16, 2021, ERCOT filed the request with the commission (PUC Docket No. 52322). The Company continues to evaluate HB 4492. Based on current information, if the Commission approves the financing provided for in HB 4492, Just Energy anticipates that it will recover up to approximately USD $100 million of Costs. The total amount that the Company may recover through the mechanisms authorized in HB 4492 may change materially based on a number of factors, including the details of an established financing order issued by the Commission, additional ERCOT resettlements, the aggregate amount of funds applied for under HB 4492 by participants, the outcome of the dispute resolution process initiated by the Company with ERCOT, and any potential challenges to the Commission’s order or orders. There is no assurance that the Company will be able to recover all of the Costs.